Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 8,599	$ 7,654	$ 4,974
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	250	0	2,030
Depreciation expense	1,810	1,758	1,605
Net amortization of investment securities, premiums, and discounts	1,317	1,058	1,211
Amortization of intangible assets	0	0	135
Stock based compensation expense	10	20	19
Change in fair value of mortgage servicing rights	301	576	25
Gain on sale of investment securities	(8)	(20)	(778)
Gain on sales and dispositions of premises and equipment	(8)	(60)	(6)
Gain (loss) on sales and dispositions of other real estate owned and repossessed assets	(156)	(188)	330
Provision for other real estate owned	17	585	3,367
(Increase) decrease in accrued interest receivable	(37)	183	191
Increase in cash surrender value - life insurance	(64)	(71)	(77)
Decrease (increase) in other assets	1,212	(479)	4,311
Decrease (increase) in income tax receivable	621	(826)	524
Increase (decrease) in accrued interest payable	9	(53)	(483)
Decrease in other liabilities	911	966	1,113
Origination of mortgage loans for sale	(51,307)	(35,434)	(72,100)
Proceeds from the sale of mortgage loans	51,503	36,623	76,240
Gain on sale of mortgage loans, net	(1,386)	(1,093)	(1,944)
Other, net	(252)	2,355	(444)
Net cash provided by operating activities	13,342	13,554	20,243
Cash flows from investing activities:
Net increase in loans	(9,226)	(28,357)	(2,525)
Purchase of available-for-sale debt securities	(102,367)	(48,942)	(88,137)
Proceeds from maturities of available-for-sale debt securities	36,143	23,702	33,341
Proceeds from calls of available-for-sale debt securities	26,840	28,605	8,275
Proceeds from sales of available-for-sale debt securities	720	5,334	32,590
Proceeds from sales of FHLB stock	1,600	439	536
Purchases of FHLB stock	(4,915)	(1,160)	(612)
Purchases of premises and equipment	(872)	(1,342)	(2,680)
Proceeds from sales of premises and equipment	11	65	23
Proceeds from sales of other real estate owned and repossessed assets	1,836	4,560	9,641
Net cash used by investing activities	(50,230)	(17,096)	(9,548)
Cash flows from financing activities:
Net increase (decrease) in demand deposits	335	20,318	(4,889)
Net (decrease) increase in interest-bearing transaction accounts	(1,051)	22,974	13,383
Net decrease in time deposits	(21,601)	(30,249)	(43,298)
Net increase (decrease) in federal funds purchased and securities sold under agreements to repurchase	38,864	(13,114)	10,026
Repayment of FHLB advances	(85,000)	(10,000)	(15,126)
FHLB advances	92,000	29,000	19,000
Redemption of 18,255 of preferred stock	0	0	(18,255)
Warrant redemption	0	0	(540)
Purchase of treasury stock	(33)	0	0
Cash dividends paid - preferred stock	0	0	(456)
Cash dividends paid - common stock	(1,058)	(1,017)	(978)
Net cash provided (used) by financing activities	22,456	17,912	(41,133)
Net (decrease) increase in cash and cash equivalents	(14,432)	14,370	(30,438)
Cash and cash equivalents, beginning of year	42,809	28,439	58,877
Cash and cash equivalents, end of year	28,377	42,809	28,439
Cash paid during the year for:
Interest	4,992	5,097	6,825
Income taxes	3,509	2,265	131
Supplemental schedule of noncash investing and financing activities:
Other real estate and repossessions acquired in settlement of loans	$ 5,804	$ 1,975	$ 4,613